Long-Term Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-Term Debt

17) Long-Term Debt

Long-term debt as of December 31, 2017 and 2016, consisted of the following:

(U.S. Dollars in thousands)	Vessel	December 31, 2017	December 31, 2016
$220 million term loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	$165,000	$180,714
$35 million revolving credit facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	—	25,000
$140 million secured loan facility	Fortaleza Knutsen & Recife Knutsen	109,375	118,125
$117 million loan facility	Hilda Knutsen	—	76,871
Hilda loan facility	Hilda Knutsen	96,923	—
Torill loan facility	Torill Knutsen	73,177	78,105
$172.5 million secured loan facility	Dan Cisne, Dan Sabia	91,339	100,539
Ingrid loan facility	Ingrid Knutsen	61,085	67,652
Raquel loan facility	Raquel Knutsen	68,414	73,643
$25 million Seller’s Credit and Seller’s Loan	Raquel Knutsen	—	25,000
Tordis loan facility	Tordis Knutsen	91,051	—
Vigdis loan facility	Vigdis Knutsen	92,316	—
Lena loan facility	Lena Knutsen	90,650	—
Brasil loan facility	Brasil Knutsen	69,000	—
$25 million revolving credit facility		25,000	—

Total long-term debt		1,033,330	745,649

Less: current installments		95,176	60,314
Less: unamortized deferred loan issuance costs		2,191	1,330

Current portion of long-term debt		92,985	58,984

Amounts due after one year		938,154	685,335
Less: unamortized deferred loan issuance costs		4,524	2,673
Less: $25 million Seller’s Credit and Seller’s Loan		—	25,000

Long-term debt, less current installments, Seller’s Credit and Seller’s Loan and unamortized deferred loan issuance costs		$933,630	$657,662

The Partnership’s outstanding debt of $1,033.3 million as of December 31, 2017 is repayable as follows:

(U.S. Dollars in thousands)	Period repayment	Balloon repayment
2018(2)	$76,749	$86,677
2019	61,158	262,678
2020	50,337	—
2021	50,937	70,811
2022	38,662	179,411
2023 and thereafter	54,009	101,901

Total	$331,852	$701,478

(2)	Although $68.3 million of the $73.2 million loan facility financing Torill Knutsen is due to mature in October 2018, the Partnership has classified $68.3 million of the loan facility as long-term debt on the face of the consolidated balance sheet as a result of the January 2018 refinancing transaction discussed under Note 25—Subsequent Events.

As of December 31, 2017, the interest rates on the Partnership’s loan agreements (other than tranche two of the Ingrid loan facility) were LIBOR plus a fixed margin ranging from 1.8% to 2.5%. On the export credit loan of $42.0 million which is tranche two of the Ingrid loan facility, the annual rate is 3.85% composed of a 2.5% bank facility rate plus a commission of 1.35% to the export credit guarantor. The guarantee commission of 1.35% is classified as other finance expense. See Note 2(f)—Financial Income (Expense).

$220 Million Term Loan Facility and $35 Million Revolving Credit Facilities

In June 2014, the Partnership’s subsidiaries KNOT Shuttle Tankers 18 AS, KNOT Shuttle Tankers 17 AS and Knutsen Shuttle Tankers 13 AS entered into a senior syndicate secured loan facility in an aggregate amount of $240 million (the “Senior Secured Loan Facility”) to repay existing debt under previous credit facilities and a $10.5 million seller’s credit from KNOT. The Senior Secured Loan Facility consisted of (i) a $220 million term loan (the “Term Loan Facility”) and (ii) a $20 million revolving credit facility (the “Revolving Credit Facility”).

The Revolving Credit Facility matures in June 2019, and bears interest at LIBOR plus a fixed margin of 2.125%, and has a commitment fee equal to 40% of the margin of the Revolving Credit Facility calculated on the daily undrawn portion of the Revolving Credit Facility. The Term Loan Facility is repayable in quarterly installments over five years with a final balloon payment due at maturity at June 2019. The Term Loan Facility bears interest at LIBOR plus a margin of 2.125%.

On June 30, 2016, the Partnership’s subsidiaries KNOT Shuttle Tankers 18 AS, KNOT Shuttle Tankers 17 AS and Knutsen Shuttle Tankers 13 AS, as borrowers, entered into an amended and restated senior secured credit facility (the “Amended Senior Secured Loan Facility”), which amended the Senior Secured Loan Facility. The Amended Senior Secured Loan Facility includes a new revolving credit facility tranche of $15 million, bringing the total revolving credit commitments under the facility to $35 million. The new revolving credit facility matures in June 2019, bears interest at LIBOR plus a fixed margin of 2.5% and has a commitment fee equal to 40% of the margin of the revolving facility tranche calculated on the daily undrawn portion of such tranche. The other material terms of the Senior Secured Loan Facility remain unaltered.

The Windsor Knutsen, the Bodil Knutsen and the Carmen Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Amended Senior Secured Loan Facility. The Amended Senior Secured Loan Facility is guaranteed by the Partnership and KNOT Shuttle Tankers AS, and secured by vessel mortgages on the Windsor Knutsen, the Bodil Knutsen and the Carmen Knutsen.

The Amended Senior Secured Loan Facility contains the following financial covenants:

•	The aggregate market value of the Windsor Knutsen, Bodil Knutsen and Carmen Knutsen shall not be less than 110% of the outstanding balance under the Amended Senior Secured Loan Facility for the first two years, 120% for the third and fourth years, and 125% thereafter;

•	Positive working capital of the borrowers and the Partnership;

•	Minimum liquidity of the Partnership of $22 million plus increments of $1 million for each additional vessel acquired by the Partnership and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Amended Senior Secured Loan Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2017, the borrowers and the guarantors were in compliance with all covenants under this facility.

$140 Million Secured Loan Facility

In June 2014, the Partnership’s subsidiary Knutsen Shuttle Tankers XII KS, as the borrower, entered into a senior syndicate secured loan facility in the amount of $140 million (the “New Fortaleza and Recife Facility”). The New Fortaleza and Recife Facility was drawn in November 2014 and replaced a $160 million loan facility previously secured by the Fortaleza Knutsen and the Recife Knutsen. The New Fortaleza and Recife Facility is repayable in quarterly installments over five years with a final balloon payment due at maturity in June 2019. The facility bears interest at LIBOR plus a margin of 2.125%. The Fortaleza Knutsen and the Recife Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the New Fortaleza and Recife Facility. The facility is guaranteed by the Partnership and KNOT Shuttle Tankers AS and is secured by vessel mortgages on the Fortaleza Knutsen and the Recife Knutsen.

The New Fortaleza and Recife Facility contains the following financial covenants:

•	The aggregate market value of the Fortaleza Knutsen and Recife Knutsen shall not be less than 110% of the outstanding balance under the New Fortaleza and Recife Facility for the first two years, 120% for the third and fourth year, and 125% thereafter;

•	Positive working capital of the borrower and the Partnership;

•	Minimum liquidity of the Partnership of $22 million plus increments of $1 million for each additional vessel acquired by the Partnership and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The New Fortaleza and Recife Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2017, the borrower and the guarantors were in compliance with all covenants under this facility.

Hilda Loan Facility

On May 26, 2017, KNOT Shuttle Tankers 14 AS, the subsidiary owning the Hilda Knutsen, as the borrower, entered into a new $100 million senior secured term loan facility with Mitsubishi UFJ Lease & Finance (Hong Kong) Limited (the “New Hilda Facility”). The New Hilda Facility replaced the $117 million loan facility, which was due to be paid in full in August 2018. The New Hilda Facility is repayable in 28 consecutive quarterly installments with a balloon payment of $58.5 million due at maturity. The New Hilda Facility bears interest at a rate per annum equal to LIBOR plus a margin of 2.2%. The facility matures in May 2024. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors.

The New Hilda Facility contains the following primary financial covenants:

•	Market value of the Hilda Knutsen shall not be less than 110% of the outstanding balance under the Hilda Facility for the first two years, 120% for the third and fourth year, and 125% thereafter;

•	Positive working capital of the borrower and the Partnership;

•	Minimum liquidity of the Partnership of $22 million plus increments of $1 million for each additional vessel acquired by the Partnership and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The New Hilda Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2017, the borrower and the guarantors were in compliance with all covenants under this facility.

Torill Loan Facility

In November 2011, Knutsen Shuttle Tankers 15 AS, the subsidiary owning the Torill Knutsen, as the borrower, entered into a secured loan facility in an aggregate amount of $117 million (the “Old Torill Facility”). The Old Torill Facility was repayable in quarterly installments over five years with a final balloon payment due at maturity in October 2018. The Old Torill Facility bore interest at LIBOR plus a fixed margin of 2.5%. The facility was secured by a vessel mortgage on the Torill Knutsen. The Torill Knutsen, assignments of earnings, charterparty contracts and insurance proceeds were pledged as collateral for the Old Torill Facility. The Partnership and KNOT Shuttle Tankers AS were the sole guarantors.

The Old Torill Facility contained the following primary financial covenants:

•	Market value of the Torill Knutsen shall not be less than 110% of the outstanding balance under the Torill Facility for the first two years, 120% for the third and fourth year, and 125% thereafter;

•	Positive working capital of the borrower and the Partnership;

•	Minimum liquidity of the Partnership of $22 million plus increments of $1 million for each additional vessel acquired by the Partnership and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Old Torill Facility also identified various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2017, the borrower and the guarantors were in compliance with all covenants under this facility.

On January 30, 2018, Knutsen Shuttle Tankers 15 AS closed a new $100 million senior secured term loan facility which replaced the Old Torill Facility. See Note 25—Subsequent Events.

$172.5 Million Secured Loan Facility

In April 2014, KNOT Shuttle Tankers 20 AS and KNOT Shuttle Tankers 21 AS, the subsidiaries owning the Dan Cisne and Dan Sabia, as the borrowers, entered into a $172.5 million senior secured loan facility. In connection with the Partnership’s acquisition of the Dan Cisne, in December 2014, the $172.5 million senior secured loan facility was split into a tranche related to the Dan Cisne (the “Dan Cisne Facility”) and a tranche related to Dan Sabia (the “Dan Sabia Facility”).

The Dan Cisne Facility and the Dan Sabia Facility are guaranteed by the Partnership and secured by a vessel mortgage on the Dan Cisne and Dan Sabia. The Dan Cisne Facility and the Dan Sabia Facility bear interest at LIBOR plus a margin of 2.4% and are repayable in semiannual installments with a final balloon payment due at maturity in September 2023 and January 2024, respectively.

The Dan Cisne Facility and the Dan Sabia Facility contain the following financial covenants:

•	Market value of each of the Dan Cisne and Dan Sabia shall not be less than 100% of the outstanding balance under the Dan Cisne Facility and Dan Sabia Facility, respectively, for the first three years, and 125% thereafter;

•	Minimum liquidity of the Partnership of $22 million plus increments of $1 million for each additional vessel acquired by the Partnership and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract; and

•	Minimum book equity ratio for the Partnership of 30%.

The facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2017, the borrowers and the guarantor were in compliance with all covenants under this facility.

Ingrid Loan Facility

In June 2012, Knutsen NYK Shuttle Tankers 16 AS, the subsidiary owning the Ingrid Knutsen, as the borrower, entered into a secured loan facility in an aggregate amount of $90.0 million (the “Ingrid Facility”). The Ingrid Facility includes two tranches. Tranche one is a commercial bank loan of $19.1 million, repayable in semi-annual installments with a final balloon payment due at maturity in December 2018. Tranche one bears interest at LIBOR, plus a margin of 2.25%.

Tranche two is an export credit loan of $42.0 million, repayable in semi-annual installments and maturing in November 2025. Tranche two bears interest at an annual fixed rate of 3.85%, composed of a 2.5% bank facility rate plus a commission of 1.35% to the export credit guarantor. The facility is secured by a vessel mortgage on the Ingrid Knutsen. The Ingrid Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Ingrid Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors.

The Ingrid Facility contains the following financial covenants:

•	Market value of the Ingrid Knutsen shall not be less than 125% of the outstanding balance under the Ingrid Facility;

•	Positive working capital of the borrower and the Partnership;

•	Minimum liquidity of the Partnership of $22 million plus increments of $1 million for each additional vessel acquired by the Partnership and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Ingrid Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2017, the borrower and the guarantors were in compliance with all covenants under this facility.

Raquel Loan Facility

In December 2014, Knutsen Shuttle Tankers 19 AS, the subsidiary owning the Raquel Knutsen, as the borrower, entered into a secured loan facility in an aggregate amount of $90.0 million (the “Raquel Facility”). The Raquel Facility is repayable in quarterly installments with a final balloon payment of $30.5 million due at maturity in March 2025. The Raquel Facility bears interest at an annual rate equal to LIBOR plus a margin of 2.0%. The facility is secured by a vessel mortgage on the Raquel Knutsen. The Raquel Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Raquel Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors.

The Raquel Facility contains the following financial covenants:

•	Market value of the Raquel Knutsen shall not be less than 100% of the of the outstanding balance under the Raquel Facility for the first three years, and 125% thereafter;

•	Minimum liquidity of the Partnership of $22 million plus increments of $1 million for each additional vessel acquired by the Partnership and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract; and

•	Minimum book equity ratio for the Partnership of 30%.

The Raquel Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2017, the borrower and the guarantors were in compliance with all covenants under this facility.

$25 Million Seller’s Credit and Seller’s Loan

As part of financing for the purchase of the Raquel Knutsen, on December 1, 2016 KNOT provided a $13.0 million seller’s credit (the “Seller’s Credit”) and a $12.0 million seller’s loan (the “Seller’s Loan”), each of which was guaranteed by the Partnership, had a maturity date of December 2021 and bore interest at LIBOR plus a fixed margin of 4.5%. Accrued interest on the Seller’s Credit and the Seller’s Loan accumulated and was capitalized. On January 13, 2017, the Seller’s Credit and the Seller’s Loan were repaid in full.

Tordis Loan Facility

In April 2015, KNOT Shuttle Tankers 24 AS, the subsidiary owning the Tordis Knutsen, as the borrower, entered into a secured loan facility (the “Tordis Facility”). The Tordis Facility is repayable in quarterly installments with a final balloon payment of $70.8 million due at maturity in November 2021. The Tordis Facility bears interest at an annual rate equal to LIBOR plus a margin of 1.9%. The facility is secured by a vessel mortgage on the Tordis Knutsen. The Tordis Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Tordis Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors.

The Tordis Facility contains the following financial covenants:

•	Aggregate market value of the Tordis Knutsen, the Vigdis Knutsen and the Lena Knutsen shall not be less than 130% of the aggregate outstanding balance under the Tordis Facility, the Vigdis Facility and the Lena Facility at any time;

•	Positive working capital of the borrower and the Partnership;

•	Minimum liquidity of the Partnership of $22 million plus increments of $1 million for each additional vessel acquired by the Partnership and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Tordis Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2017, the borrower and the guarantors were in compliance with all covenants under this facility.

Vigdis Loan Facility

In April 2015, KNOT Shuttle Tankers 25 AS, the subsidiary owning the Vigdis Knutsen, as the borrower, entered into a secured loan facility (the “Vigdis Facility”). The Vigdis Facility is repayable in quarterly installments with a final balloon payment of $70.8 million due at maturity in February 2022. The Vigdis Facility bears interest at an annual rate equal to LIBOR plus a margin of 1.9%. The facility is secured by a vessel mortgage on the Vigdis Knutsen. The Vigdis Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Vigdis Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors.

The Vigdis Facility contains the following financial covenants:

•	Aggregate market value of the Tordis Knutsen, the Vigdis Knutsen and the Lena Knutsen shall not be less than 130% of the aggregate outstanding balance under the Tordis Facility, the Vigdis Facility and the Lena Facility at any time;

•	Positive working capital of the borrower and the Partnership;

•	Minimum liquidity of the Partnership of $22 million plus increments of $1 million for each additional vessel acquired by the Partnership and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Vigdis Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2017, the borrower and the guarantors were in compliance with all covenants under this facility.

Lena Loan Facility

In April 2015, KNOT Shuttle Tankers 26 AS, the subsidiary owning the Lena Knutsen, as the borrower, entered into a secured loan facility (the “Lena Facility”). The Lena Facility is repayable in quarterly installments with a final balloon payment of $68.6 million due at maturity in June 2022. The Lena Facility bears interest at an annual rate equal to LIBOR plus a margin of 1.9%. The facility is secured by a vessel mortgage on the Lena Knutsen. The Lena Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Lena Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors.

The Lena Facility contains the following financial covenants:

•	Aggregate market value of the Tordis Knutsen, the Vigdis Knutsen and the Lena Knutsen shall not be less than 130% of the aggregate outstanding balance under the Tordis Facility, the Vigdis Facility and the Lena Facility at any time;

•	Positive working capital of the borrower and the Partnership;

•	Minimum liquidity of the Partnership of $22 million plus increments of $1 million for each additional vessel acquired by the Partnership and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Lena Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2017, the borrower and the guarantors were in compliance with all covenants under this facility.

Brasil Loan Facility

In June 2017, KNOT Shuttle Tankers 32 AS, the subsidiary owning the Brasil Knutsen, as the borrower, entered into a secured loan facility (the “Brasil Facility”). The Brasil Facility is repayable in quarterly installments with a final balloon payment of $41.0 million due at maturity in July 2022. The Brasil Facility bears interest at an annual rate equal to LIBOR plus a margin of 2.3%. The facility is secured by a vessel mortgage on the Brasil Knutsen. The Brasil Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Brasil Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors.

The Brasil Facility contains the following financial covenants:

•	Market value of the Brasil Knutsen shall not be less than 125% of the of the outstanding balance under the Brasil Facility for the first four years, and 135% thereafter;

•	Positive working capital of the borrower and the Partnership;

•	Minimum liquidity of the Partnership of $22 million plus increments of $1 million for each additional vessel acquired by the Partnership and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Brasil Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2017, the borrower and the guarantors were in compliance with all covenants under this facility.

$25 Million Revolving Credit Facility

On August 31, 2017, KNOT Shuttle Tankers AS entered into an unsecured revolving credit facility of $25 million with NTT Finance Corporation. The facility will mature in August 2019, bears interest at LIBOR plus a margin of 1.8% and has a commitment fee of 0.5% on the undrawn portion of the facility.